UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment;         Amendment Number:  [ ]
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143


Form 13F File Number:      28-14530
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                April J. Hanes-Dowd
         Title:               Assistant Secretary
         Phone:               (630) 773-3800

Signature, Place, and Date of Signing:


/s/ April J. Hanes-Dowd        Itasca, Illinois      November 13, 2012
-----------------------       ------------------     -----------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      2
                                                  -----------------

Form 13F Information Table Entry Total:                 7
                                                  -----------------

Form 13F Information Table Value Total:           $    388,806
                                                   ----------------
                                                      (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          28-14533                           Gallagher Fiduciary Advisors, LLC

2          28-14532                           Gallagher Benefit Services, Inc.

                                      -2-

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


        September 30, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                Value    Shares/    Sh/ Put/  Investment  Other
      Name of Issuer            Class    CUSIP    (x$1000)  Prn Amt    Prn Call  Discretion  Managers Sole    Shared    None
      --------------            -----    -----    -------- -------    --- ----  ----------- -------- ----    ------    ----
Clear Channel Outdoor
    Holdings                   CL A     18451C109     1,486    242,799  SH       DEFINED     1, 2                          242,799
General Motors
   Company             W EXP 7/10/2016  37045V118    10,952    794,783  SH       DEFINED     1, 2        N/A        N/A        N/A
General Motors
   Company             W EXP 7/10/2019  37045V126    22,443  2,717,083  SH       DEFINED     1, 2        N/A        N/A        N/A
Franklin Resources
   Inc.                         COM     354613101   107,093    856,267  SH       DEFINED     1, 2                856,267
Kaiser Aluminum
   Corporation                  COM     483007704    37,989    650,606  SH       DEFINED     1, 2    650,606
PPG Industries Inc.             COM     693506107   207,206  1,804,305  SH       DEFINED     1, 2              1,804,305
USEC Inc.                       COM     90333E108     1,637  2,099,078  SH       DEFINED     1, 2                         2,099,078


REPORT SUMMARY         7    DATA RECORDS     $388,806        ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED - 2
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